STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (10,896,827)	$ (48,096)	$ (81,974)	$ (39,370)	$ (34,733)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of loan discounts	2,947	1,261	2,067
Accretion of convertible debt discount	12,161
Issuance of common stock for BitReturn (Note 12)	1,900,000		(30,000)
Issuance of common shares for services	602,833
Issuance of common shares for license agreement (Note 11)	6,600,000
Shares issuable for services	660,000
Changes in operating assets and liabilities:
Prepaid expenses	(284,025)
Accounts payable and accrued liabilities	41,663	94	(1,159)	24,927	14,827
Amount payable for BitReturn	350,000
Net Cash Used in Operating Activities	(1,011,248)	(46,741)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans payable				9,563	18,462
Proceeds from advances payable	295,000			4,774	1,550
Advances from related party, net of repayments	321,620	(20,258)	(21,364)	4,774
Proceeds from issuance of common stock		30,000	30,000
Share subscriptions received			14,000
Proceeds from issuance of convertible debt, net of debt financing costs	440,000
Proceeds from (repayments of) loans payable	(32,474)	38,075	60,654	9,563
Net Cash Provided by Financing Activities	1,024,146	47,817
Net effect of exchange rate changes on cash	(1,345)	(974)	(2,221)
Net Increase in Cash and Cash Equivalents	11,553	102	3	(106)	106
Cash and Cash Equivalents, Beginning of Period	3			106	0
Cash and Cash Equivalents, End of Period	11,556	$ 102	3		106
SUPPLEMENTARY CASH FLOW INFORMATION:
Interest paid
Income taxes paid